MALIZIA SPIDI & FISCH, PC
                                ATTORNEYS AT LAW

1100 NEW YORK AVENUE, N.W.                            1900 SOUTH ATHERTON STREET
SUITE 340 WEST                                 STATE COLLEGE, PENNSYLVANIA 16801
WASHINGTON, D.C.  20005                                           (814) 272-3502
(202) 434-4660                                         FACSIMILE: (814) 272-3514
FACSIMILE: (202) 434-4661

SAMUEL J. MALIZIA                                    WRITER'S DIRECT DIAL NUMBER
                                                                  (202) 434-4666
VIA EDGAR AND HAND DELIVERY
---------------------------

October 27, 2004

William Friar, Esq.
Senior Financial Analyst
Division of Corporation Finance
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

Mail Stop 0408

         Re:      Kearny Financial Corp.
                  Amendment No. 1 to the Registration Statement on Form S-1 File No. 333-118815
                  ---------------------------------------------------------

Dear Mr. Friar:

     Transmitted with this letter for filing, on behalf of Kearny Financial Corp., (the "Company") is pre-effective Amendment No. 1 to the Registration Statement on Form S-1. This filing is marked to show changes made since the original filing of the Form S-1 on September 3, 2004. Page numbers refer to the pages in the revised prospectus filed herewith.

General
-------

1. Please include an updated consent of the independent auditors in the pre-effective amendment.

     An updated consent of the independent auditors is included with this amendment.

2. Throughout the document, discussions about the merger with the West Essex Bancorp state that the acquisition was completed July 1, 2003, however, in the financial statements, Footnote 2 - Business Combinations, you state that the purchase of the common stock occurred on July 1, 2004. Please revise such references throughout your entire document to consistently reflect the actual date of this merger.

MALIZIA SPIDI & FISCH, PC

William Friar, Esq.
Securities and Exchange Commission
October 27, 2004
Page 2

     The acquisition was completed July 1, 2003. The date in Note 2 to the financial statements has been corrected to state the date of the purchase of the common stock as July 1, 2003.

Cover Page
----------

3. We note that 401(k) participants will be receiving a supplement to the prospectus that describes their rights. Please advise whether or not that supplement will be filed as an exhibit to the registration statement and if not please advise why not.

     The supplement was included in Part I of the Form S-1, immediately behind the prospectus. We have filed the supplement as Exhibit 99.5 to the amended Form S-1.

4.   Briefly describe the fee that will be paid to Sandler O'Neill.

     We have revised the cover page to describe the fee to be paid to Sandler O'Neill by adding a note to the table stating "Includes an underwriting commission payable to Sandler O'Neill & Partners, L.P. of 1%of the aggregate dollar amount of common stock sold in the subscription and community offerings."

Summary - page 1
----------------

5. Please revise to clarify that the total loans are reported gross of deferred fees and the allowance for loan losses.

     We have revised page 1 to state that at June 30, 2004, the securities portfolio totaled $1.25 billion while loans receivable, net of deferred fees and the allowance for loan losses, were $505.8 million.

Receiving a Prospectus and an Order Form - page 5
-------------------------------------------------

6. Please clarify what you mean by the expiration date and throughout the registration statement. Do you mean to say the expiration date of the subscription offering?

     We have revised this section to clarify the meaning of "expiration date." Expiration date means the date set for the end of the subscription offering which would be the last day to submit an order in the subscription offering, except where used in context with the community offering, if one is held, where expiration date would mean the date set for the end of the community offering.

MALIZIA SPIDI & FISCH, PC

William Friar, Esq.
Securities and Exchange Commission
October 27, 2004
Page 3

How We Determined the Offering Range and the $10.00 Price Per Share - page 5
----------------------------------------------------------------------------

7. Consider including disclosure regarding the after-market performance for peers during the past eighteen to twenty-four months to provide a background on the performance of comparable institutions.

     We have added the suggested disclosure.

Stock Trading Multiples of Mutual Holding Companies on a Fully Converted Basis
- page 6
--------------------------------------------------------------------------------

8. There is no legal requirement to fully convert. Please provided both tabular and narrative disclosure regarding national peer group trading multiples and a comparison with the registrant without the "fully converted" assumption.

     We have removed the "fully converted" assumption from our disclosure regarding the peer group trading multiples.

Stock Benefit Plans for Management - page 9
-------------------------------------------

9. On page 7 of the summary, you state that the ESOP will purchase 8.0% of the shares sold in the offering, but the table on page 8 shows the ESOP as holding only a 2.4% interest. Please clarify the amount you expect the ESOP to hold after the offering is complete.

     The table showed the ESOP shares as a percentage of total shares outstanding after the offering, which includes shares held by the mutual holding company, so 2.4% is correct in that context. We have revised the table, however, to show the amount both as a percentage of shares sold (8.0%) and as a percentage of shares issued, including shares held by the mutual holding company (2.4%).

Our Policy Regarding Dividends - page 10
----------------------------------------

10. The first sentence is not helpful to investors. If the directors intend to pay a dividend, please say so. If there are no plans, understandings or agreements to pay a dividend, then say that. In this connection, it is unclear what the last bullet point on page 109 is referring to. Please advise and revise here and on page 19.

     We have revised this portion of the summary to state clearly that the Company intends to pay dividends but has not established a definitive dividend policy at this time, as is stated in the appraisal at page 4.9. We have removed the bullet point on page 109 which should not have been part of that discussion.

MALIZIA SPIDI & FISCH, PC

William Friar, Esq.
Securities and Exchange Commission
October 27, 2004
Page 4

Risk Factors - page 12
-----------------------
An Increase in Interest Rates is Expected to Adversely Affect Our Earnings
- page 12
--------------------------------------------------------------------------

11. Consider expanding your disclosure on rising interest rates in the last sentence of the second paragraph to include your discussion in the second to last paragraph on page 41 about your vulnerability to an increase in interest rates. This will provide greater specificity to your risk factor.

     We have expanded this risk factor as suggested.

Persons who purchase stock in the offering will own a minority... - page 16
---------------------------------------------------------------------------

12. In addition to discussing that Kearny MHC will own a majority of Kearny Financial Corp.'s common stock and will exercise voting control over most matters, consider disclosing the risks imposed by the restrictions in the charter and bylaws as mentioned on pages 117 and 118 regarding the classified board of directors, special meetings of shareholders, lack of cumulative voting and the procedures for stockholder nominations.

     We have added a new risk factor to discuss these restrictions.

We operate in a highly regulated environment - page 17
------------------------------------------------------

13. To the extent possible, avoid discussions of generic risks that typically apply to most financial companies/institutions or banks. Please revise to discuss how this and similar risk factors make the offering speculative or risky, or replace this language with specific disclosure of how you would be affected.

         We have removed the risk factors regarding the Company's operation in a highly regulated environment and regarding the competition in the Company's market area.

Selected Financial and Other data - page 20
-------------------------------------------

14. Please revise to include the following here or in an alternatively suitable location pursuant to Item IV (3) of Industry Guide 3 and Item 301 of Regulation S-K:

     *    Dividend payout ratio
     *    Cash dividends paid per share
     *    Net income per common share

     Upon completion of this offering will be the first time the Company has stockholders other than the mutual holding company. Thus, for the fiscal years presented, there were 10,000 shares

MALIZIA SPIDI & FISCH, PC

William Friar, Esq.
Securities and Exchange Commission
October 27, 2004
Page 5

issued to Kearny MHC. Net income per share of $1,289.70, $889.90 and $1,335.00 is presented on the consolidated statements of income. We prefer not to repeat this information under Selected Financial and Other Data because it does not add useful information for prospective investors since the number of shares outstanding after this offering will be so much greater than what existed prior to this offering. Similarly, since the Company has never paid a dividend, we find it unnecessary to state "not applicable" for a dividend payout ratio or cash dividends paid per share under Selected Financial and Other Data.

Use of Proceeds - page 29
-------------------------

15. Reference is made to the first sentence in this section. Please provide us with supplemental support for this statement, and please anticipate that we may ask you to disclose that information in the prospectus. We note your current capitalization and the lack of specificity in the use of proceeds. If the reason for this filing is to become a public company, please say so.

     The sentence was previously misstated. The Company is conducting this stock offering principally to raise capital to support its anticipated future growth. The support for that statement is as expressed elsewhere in the prospectus, such as on page 2 where it is stated that the capital contribution will provide additional equity capital, which will support future deposit growth and expanded operations. If the Company expands as currently anticipated, it will need the additional capital to remain well capitalized under regulatory capital requirements. The Company's intent to continue to actively consider expansion opportunities through the acquisition of branches from other institutions and the acquisition of other financial institutions, as well building its core banking business through internal growth and de novo branching and possibly expanding into other business activities such as asset management, title insurance and mortgage brokerage services, is expressed on page 2 and also under Use of Proceeds and under Recent Acquisitions. There is, however, no supplemental information to provide as there are no current understandings, agreements or arrangements for any acquisitions.

Capitalization - page 31
------------------------

16. Please more clearly disclose how you calculated the additional paid in capital for the pro forma capitalization table with sufficient detail to allow the reader to recalculate the amounts presented.

     We have revised note 5 to this table to provide more detail about the calculation of additional paid in capital. The historical capital represents the capitalization of the mid-tier holding company upon its formation in 2001 ($500,000 received by the mid-tier holding company for the 10,000 shares issued to Kearny MHC). In response to a comment received from the Office

MALIZIA SPIDI & FISCH, PC

William Friar, Esq.
Securities and Exchange Commission
October 27, 2004
Page 6

of Thrift Supervision, we have revised the column headings for this table to show the amount of shares sold at $10.00 per share at each point of the offering range.

17. Footnote 7 to the capitalization table states that the common stock acquired by the restricted stock plan should be 2.0% of the total number of shares outstanding, however, the amount listed as outstanding for the restricted stock plans equals approx. 7% of stock to be outstanding after completion of the offering. Please revise to clarify the amount to be outstanding for the restricted stock plan.

     The restricted stock plan is expected to acquire shares equal to 1.96% of the total number of shares outstanding after the offering, including the shares held by Kearny MHC. As a percentage of shares sold to persons other than Kearny MHC, the amount is in fact close to 7%. We have consistently described the amount of shares under the restricted stock plan and the stock option plan in reference to the total outstanding shares, including the MHC shares.

Table of historical and pro forma data - page 34
------------------------------------------------

18. The gross proceeds in the table do not agree to the pro forma common stock and additional paid in capital total. Please revise to clarify the amount to be received as proceeds.

     The gross proceeds shown under pro forma data do not agree with the amounts shown in the pro forma capitalization table because gross proceeds are before offering expenses while the amounts included in the pro forma capitalization table are net of offering expenses, as is explained in Note 5 to the pro forma capitalization table. Additionally, the amounts shown in the pro forma capitalization table include the existing capitalization of the Company of $500,000. For example, at the midpoint, the pro forma common stock and additional paid-in capital total of $140,397,000 is $500,000 greater than estimated net proceeds at the midpoint of $139,897,000.

19. The pro forma stock holder's equity column for the maximum as adjusted information does not foot. Please revise this table to reflect the correct amount.

     We note the prior error. This table has changed as a result of the small change in the restricted stock plan adjustment and the column has been corrected.

20. We note that you assume a pro-forma after tax yield on the net proceeds of 1.24% using an effective tax rate of 40.85%. However, in footnote 15 of the financial statements on page F-31, the effective tax rate for 2004 was 30.82%. Please disclose why the effective tax rate of 40.85% was used.

     The effective tax rate of 40.85% was used in calculating the pro-forma information because that is the marginal effective tax rate. The 30.82% effective tax rate stated in the financials takes

MALIZIA SPIDI & FISCH, PC

William Friar, Esq.
Securities and Exchange Commission
October 27, 2004
Page 7

into account the effect of tax-exempt income from certain securities the Company holds (obligations of state and political subdivisions). The pro forma information is calculated using the more conservative marginal effective tax rate. We have added disclosure to this bullet point to explain the use of 40.85%.

Historical and Proforma Capital Compliance - page 36
----------------------------------------------------

21. We note that you use 4.0 percent as the minimum core capital requirement for the purposes of this table. We also note that in footnote 4 to the table that this is the range for all institutions that have a rating other than the highest from the Office of Thrift Supervision. However, in footnote 14 to the financial statements, the percentage used for core capital is 3%, indicating that you have earned the highest rating. Please revise to explain the discrepancy in the required minimum core capital ratios.

     The table should have been calculated originally using 3% and has been recalculated to correct this error.

22. Please tell us how you calculated the amount presented as the tangible capital requirement for the minimum offering range.

     We note the prior error. This table has changed as a result of the small change in the restricted stock plan adjustment and the column has been corrected.

23. Please tell us why the core capital in the proforma capital compliance table is $8,000 higher than the tangible capital for the minimum offering range.

     We note the prior error. This table has changed as a result of the small change in the restricted stock plan adjustment and the column has been corrected.

Management's Discussion and Analysis...-page 38
-----------------------------------------------

24. We note your general discussion, however, your disclosure could benefit from an overview that describes your financial condition and results of operation. Refer to III.A of Release Number 33-8350 regarding MD&A, dated December 29, 2003.

     We have added an Overview section combining some of the information previously provided under "General" and adding additional highlight information.

25. The discussion and analysis of known trends, demands, commitments, events and uncertainties is necessary to an understanding of a company's performance. Please discuss material known trends and uncertainties regarding your financial condition and the

MALIZIA SPIDI & FISCH, PC

William Friar, Esq.
Securities and Exchange Commission
October 27, 2004
Page 8

     results of operations. We see that there are fluctuations in the balance sheet line items of Investment Securities Held to Maturity, Mortgage-Backed Securities Held to Maturity and Cash and Cash Equivalents. In addition, the performance ratio on the allowance for loan losses to non-performing loans increased at fiscal year-end 2004 over the prior four fiscal year-ends. Refer to III.B.3 of Release Number 33-8350 regarding MD&A, dated December 29, 2003.

     The rationale for the fluctuations in investment securities, mortgage-backed securities and cash and cash equivalents is explained under Comparison of Financial Condition at June 30, 2004 and June 30, 2003 as well as under the new Overview section. We have added disclosure about the likelihood of a continuing investment of cash equivalents into securities. We believe the MD&A addresses, to the extent they currently exist, all material known trends and uncertainties regarding the Company's financial condition and results of operations. The increase in the ratio of the allowance for loan losses to non-performing loans to 220.96% at June 30, 2004 from 177.64% at June 30, 2003 is a result of a $588,000 decrease in non-performing loans. This ratio increased between 2000 and 2001, decreased slightly between 2001 and 2002, increased between 2002 and 2003, demonstrating that there is no established trend to disclose in this regard.

26. Please revise your MD&A include a separately captioned section discussing your off balance sheet arrangements as required by Rule 303.4 of Regulation S-K.

     The Company does not have any off balance sheet arrangements.

Critical Accounting Policies - page 40
--------------------------------------

27. Please revise this section to address the following for each critical accounting policy:

     * Discuss what specific "future events" could occur and what impact these events could have on reported results.
     * Discuss how accurate your estimates and assumptions have been in the past and how much actual results varied from those estimates.
     * Include quantitative disclosure of your sensitivity to change based on other outcomes that are reasonably likely to occur and that would have a material effect on the company.
     * Discuss the impact of the above factors in connection with the provision for loan losses

     Refer to Section C. of Release No. 33-8098/34-45907.

     We have revised the Critical Accounting Policies section to address these factors in connection with each critical accounting policy to the extent possible. We do not believe there are other outcomes reasonably likely to occur that would materially change our estimates in connection

MALIZIA SPIDI & FISCH, PC

William Friar, Esq.
Securities and Exchange Commission
October 27, 2004
Page 9

with these policies for which a quantitative disclosure of the Company's sensitivity to change can be calculated.

28. Please revise the critical accounting policies discussion to include all accounting policies that could have a material impact on the income statement, such as goodwill and investment security impairment evaluations.

     We have revised the Critical Accounting Policies section to include the assessment of prepayment risks associated with mortgage-backed securities, the impairment testing of goodwill and testing of other-than-temporary impairment of securities as additional policies that could have a material impact.

29. Your discussion of the decrease in non-interest expense related to merger expenses on page 47 states that the expense decreased from $14.9 million in 2003 to $592,000 million in 2004. The merger expenses reported in the 2004 financial statements on page F-3 report merger expenses of $592 thousand. Please revise to correct this discrepancy and to present the correct amount in each disclosure.

     We note the prior error in stating "$592,000 million" and have corrected this statement. The non-interest expense related to merger expenses in 2004 was $592,000.

30. Your discussion of the changes in non-interest income from June 30, 2003 to 2002 on page 51 indicates that there was minimal change between those periods. Consider revising your discussion to include a conclusion about whether this was consistent with management's expectations based on the operations of the company.

     We have revised this discussion to include a statement that the minimal increase in noninterest income for 2003, as compared to 2002, was consistent with management's expectations.

Comparison of Operating Results for the Years Ended June 30, 2004...- page 44
-----------------------------------------------------------------------------

31. In the second sentence of the sixth paragraph on page 44, please determine whether or not you want the amount of the loans to be $47 million.

     We note the prior error in stating "$47.0" and have corrected this statement by adding million.

32. On the first line of the second paragraph on page 47, please determine whether or not you want the amount of merger-related expenses to be $592,000.

MALIZIA SPIDI & FISCH, PC

William Friar, Esq.
Securities and Exchange Commission
October 27, 2004
Page 10

     We note the prior error in stating "$592,000 million" and have corrected this statement. The non-interest expense related to merger expenses in 2004 was $592,000.

Average Balance Sheet - page 53
-------------------------------

33. Please revise this table as well as the Rate Volume Analysis on page 54 to separately break out Securities purchased under agreements to resell as required by Item I.A of Guide 3.

     We have revised the Average Balance Sheet as well as the Rate Volume Analysis to present separately the securities purchased under agreements to resell.

Liquidity and Commitments - page 56
-----------------------------------

34. Please revise the liquidity discussion to include your plans to obtain replacement funding in the event that the company is unable or unwilling to pay market rates on the significant amount of maturing certificates of deposit. Alternatively, please revise the discussion of your assertion that you have the ability to retain the majority of these deposits to include the specific reasons why you believe this to be true.

     We have revised this discussion to provide more information regarding the Company's ability to obtain replacement funding. If the need for additional borrowing arose, the Company has the option of pledging additional collateral to significantly increase its collateralized borrowing limit and enable it to obtain additional FHLB advances.

35. We note in the Management of Interest Rate Risk and Market Risk section on page 55 that you have approximately 80.7% of the loan portfolio invested in fixed rate loans with maturities of greater than one year. Please revise your discussion to explain the effects on liquidity of the lowered rate of fixed rate loan prepayments if a rising interest rate environment were to occur.

     We have revised this discussion to include an explanation of the effects on liquidity of the lowered rate of fixed rate loan prepayments resulting from a rising interest rate environment.

36. Please include a discussion of how much of the investment portfolio is available to pledge as collateral in order to obtain secured borrowings.

     We have added the disclosure suggested.

37. Please revise this discussion to include discussion of material commitments for capital expenditures, the general business purpose of the commitments and discussion of your anticipated sources of funds needed to fulfill these commitments.

MALIZIA SPIDI & FISCH, PC

William Friar, Esq.
Securities and Exchange Commission
October 27, 2004
Page 11

     We have revised this discussion as suggested. The material plans for capital expenditures relate to the branch network and the general business purpose is to maintain and improve the bank's facilities.

Business of Kearny Federal Savings Bank - page 62
-------------------------------------------------
Lending Activities - page 63
----------------------------

38. We note in your discussion on page 71 that you have purchased loans with limited recourse. Please include a detailed description of the recourse provisions in your discussion.

     We have revised this discussion as suggested.

39. Your discussion of loan delinquencies and collection procedures on page 72 states that the bank modifies the loan, grants a limited moratorium of loan payments, and that you work with the borrower to establish a repayment schedule to cure the delinquency. However, in your non-performing assets table on page 73, there is no disclosure regarding troubled debt restructurings. Please revise your table to include such information if the company had troubled debt restructurings, or alternatively, please disclose that there were no such loans outstanding for the periods presented. Refer to Item IIIC.1.c of Guide 3.

     We have revised the disclosure to state that there were no troubled debt restructurings outstanding for the periods presented.

Securities Portfolio - page 78
------------------------------

40. We note on page 79 that you state your securities portfolio does not contain securities of any issurer with an aggregate book value in excess of 10% of your equity. Please revise the disclosure to state that Federal Home Loan Mortgage Corporation and Federal National Mortgage Association
     mortgage backed securities are issuers exceeding 10% of stockholder's equity since they do not qualify as securities issued by the U.S. Government or U.S. Government agencies and corporations. In addition, include the aggregate book value and aggregate market value for each issuer. Refer to Item IIC of Guide 3.

     We have revised the disclosure to state that Federal Home Loan Mortgage Corporation and Federal National Mortgage Association mortgage backed securities are issuers exceeding 10% of stockholder's equity. In addition, we have included the aggregate book value and aggregate market value for these issuers.

MALIZIA SPIDI & FISCH, PC

William Friar, Esq.
Securities and Exchange Commission
October 27, 2004
Page 12

Regulation - page 89
--------------------
Dividend and Other Capital Distribution Limitations - page 93
-------------------------------------------------------------

41. Please explain whether or not the likelihood of Kearny Federal Savings Bank filing an application rather than a notice for capital distributions makes the remittance or the amount of dividends less likely, and if so, please consider including this as a risk factor. We note that Kearny Financial Corp. is not subject to the capital distribution rules of hte Office of Thrift Supervision.

     Because Kearny Financial Corp. will retain 50% of the net proceeds of the stock offering, the likelihood that Kearny Federal Savings Bank must file an application rather than a notice for capital distributions is not expected to affect the payment of cash dividends by Kearny Financial Corp. to its stockholders or the amount of such dividends. We have revised this discussion to explain this.

Transactions with Related Parties - page 94
-------------------------------------------

42. Several subsections of "Regulation" discuss applicable statutory requirements without applying them to Kearny Financial Corp. For example, you discuss issues for related party transactions without discussing Kearny Financial Corp.'s actual transactions with related parties. If there are none, please state so. We note that you also have mentioned this information in the financial notes. Please apply your discussion of regulations to Kearny Financial Corp. throughout this section.

     We have included additional information regarding the related party transactions and regarding the applicability of the regulations to the Company. We have deleted discussion of certain regulations that upon consideration, we deemed immaterial.

Proposed Stock Purchases by Management - page 114
-------------------------------------------------

43. Please revise the tabular presentation of the shares to be purchased by management to include the percentage of total shares outstanding. Refer to
     Item 403b of Regulation S-K.

     We have revised the table as requested.

Community Offering - page 119
-----------------------------

44. Please define what you mean by preferred purchasers in the third to last paragraph.

     We have revised this paragraph to explain that "preferred purchasers" refers to natural persons residing in the named counties.

MALIZIA SPIDI & FISCH, PC

William Friar, Esq.
Securities and Exchange Commission
October 27, 2004
Page 13

Where you can Find Additional Information - page 138
----------------------------------------------------

45.  Please delete the qualification at the end of the first paragraph.

     We have revised the paragraph as requested.

Consolidated Financial Statements
---------------------------------
Audit Opinion - page F-1
------------------------

46. Please have your independent accountant provide an audit opinion that addresses the following:

     * the city and state where the opinion was issued. Refer to Item 210.2-02(a) of Regulation S-X.

     The requested changes have been made.

     * a separate emphasis of matter paragraph to discuss the restatement and cross- reference to your footnote disclosure of the restatement. Refer to paragraph 19 of AU section 508.

     The Company has corrected its prior assumption that a restatement had occurred. Because the Company has never before issued financial statements, the prior year information is not, in fact, restated. Therefore, this change has not been made to the audit opinion.

Balance Sheet - page F-2
------------------------

47. Please revise to reclassify Federal funds purchased as a liability. Refer to AIPCA Depository and Lending Institutions, Chapter 14, paragraph 3. Alternatively, please revise this balance sheet caption to Federal funds sold.

     The requested change has been made.

48. Please separately state on the balance sheet the amount of your allowance for losses and unearned income. Refer to Item 9.03.7 of Regulation S-X.

     The requested change has been made.

49. Please separately state the amounts of non-interest bearing deposits and interest bearing deposits. Refer to Item 9.03.12 of Regulation S-X.

MALIZIA SPIDI & FISCH, PC

William Friar, Esq.
Securities and Exchange Commission
October 27, 2004
Page 14

     The requested change has been made.

Consolidated Statements of Changes in Stockholder's Equity page F-4
-------------------------------------------------------------------

50. You report amounts for issuance and repurchase of preferred stock and payments of dividends to preferred stockholders in the Consolidated
     Statement  of Cash  Flows  on page  F-5.  Please  revise  the  Consolidated
     Statement of Changes in Stockholder's Equity to reflect all stock and dividend activity. Refer to Rule 3-04 of Regulation S-X.

     There was no issuance or repurchase of preferred stock or payment of dividends on preferred stock. The items regarding treasury stock and dividends paid to minority stockholders included in the Consolidated Statement of Cash Flows relate to the former minority stockholders of Pulaski and West Essex. The Statement of Cash Flows has been revised so that these items are now included within minority interest. There is no stock or dividend activity in the stock of Kearny Financial Corp. to report in the Consolidated Statement of Stockholder's Equity.

51. The retained earnings caption of the Statement of Stockholder's Equity states that retained earnings is substantially restricted. Please revise to disclose the restrictions on retained earnings and the impact on your ability to pay dividends. Refer to Rule 4-08(e) of Regulation S-X.

     The requested change has been made.

52. Revise your footnotes to clearly disclose the regulatory restrictions on the payment of dividends from Kearny Federal Savings Bank to Kearny Financial Corporation.

     The requested change has been made.

Note 1. Summary of Significant Accounting Policies - page F-8
-------------------------------------------------------------

53. Please revise to include a disclosure that describes the specific manner in which the carrying amount of goodwill is assessed for recoverability and how any impairment would be measured. Refer to the guidance of SFAS 142.

     The requested change has been made.

54. Please review to include a description of your policy for accounting for construction in progress, to include any overhead allocated, interest during construction and other carrying costs.

     The requested change has been made.

MALIZIA SPIDI & FISCH, PC

William Friar, Esq.
Securities and Exchange Commission
October 27, 2004
Page 15

55. Please include a description of your policy to take possession of securities purchased under agreements to resell and whether or not there are any provisions to ensure that the market value of the underlying assets remains sufficient to protect you in the event of default by the counterparty and if so, the nature of those provisions. Refer to Rule 4-08(m) of Regulation S-X.

     The requested change has been made.

56. Please revise your loan accounting policy disclosures to clearly detail your policies including the triggers used, for each of the following:

     *    Placing loans on non-accrual status
     *    Resuming accrual of interest
     *    Charging off uncollectible loans
     * Determining past due or delinquency status Refer to paragraph 13 of SOP 01-06.

     The requested change has been made.

57. Please revise to clearly describe how you determine when an other-than temporary impairment has occurred in your investment portfolio. Revise to specifically discuss your application of the impairment provisions of EITF 99-20 in determining whether an other-than-temporary impairment has occurred on mortgage-backed securities and any other securities that are included in the scope of EITF 99-20.

     The pass-through securities held by the Company are issued by GNMA, FNMA or FHLMC and EITF 99-20 is therefore not applicable. The securities paragraph of
Note 1 has been revised to better describe how the Company determines when an other-than temporary impairment has occurred in its investment portfolio. A discussion of application of the impairment provisions of EITF 99-20 has not been added because the Company has no securities that are within the scope of EITF 99-20. Due to the nature of the pass-through securities held by the Company, EITF 99- 20 does not apply. As stated in Paragraph 5.e. of EITF 99-20, the scope of EITF 99-20 does not include beneficial interests in securitized financial assets that are of high credit quality (for example, guaranteed by the U.S. government, its agencies, or other creditworthy guarantors, and loans or securities sufficiently collateralized to ensure that the possibility of credit loss is remote).

58. Please revise to describe how you determine the fair value of your investment securities. The disclosure should specifically confirm that you use quoted market prices when available.

     The requested change has been made.

MALIZIA SPIDI & FISCH, PC

William Friar, Esq.
Securities and Exchange Commission
October 27, 2004
Page 16

Note 2.  Business Combinations - page F-10
------------------------------------------

59. While we are aware of the guidance of paragraph 60 of SFAS 141 regarding mergers of mutual entities, it is still unclear why your presentation of the transactions as poolings of interest is appropriate. Please revise to address the following regarding your mergers with Pulaski Bancorp and West Essex Bancorp:

     a. Please tell us the terms and details of each of these transactions, including the timing, consideration exchanged, etc.

     b. Please tell us in detail how you determined that the mergers with the subsidiaries of Pulaski Bancorp and West Essex Bancorp qualify for the pooling of interest method of accounting for business combinations. Tell us the GAAP literature on which you relied in making this determination.

     c. Specifically and separately identify how each of the transactions met each of the criteria required by paragraph 45-48 of APB 16.

     d.   Tell us how you considered the guidance of AIN 25 and 26 of APB 16.

     On January 10, 2002, the Company and Kearny Federal Savings Bank ("Kearny Federal"), entered into a merger agreement with Pulaski Bancorp, Inc. ("Pulaski") and its subsidiary, Pulaski Savings Bank ("PSB"). On October 18, 2002, the Company purchased Pulaski's common stock held by public stockholders for $32.90 per share, in cash.

     On September 11, 2002, the Company and Kearny Federal entered into a merger agreement with West Essex Bancorp, Inc. ("West Essex"), West Essex Savings Bank ("WESB") and its 100% owned subsidiaries. On July 1, 2003, the Company purchased West Essex's common stock held by public stockholders for $35.10 per share, in cash. (The purchase price was transferred to a third party escrow agent as of June 30, 2003.)

     Note 2 has been revised to reflect that the mergers were not recorded under the pooling of interest method of accounting. The mergers were accounted for as combinations of entities under common control in accordance with Statement of Financial Accounting Standards Number 141. This accounting method was discussed at length with staff of the Office of Thrift Supervision and the Securities and Exchange Commission prior to the consummation of the mergers. Please see the attached correspondence from the OTS which directed the Company to employ combinations of entities under common control in the accounting treatment of the mergers. We have marked for your attention the relevant portions of such letters.

MALIZIA SPIDI & FISCH, PC

William Friar, Esq.
Securities and Exchange Commission
October 27, 2004
Page 17

     The purchase of minority interest shares was recorded as the acquisition of the noncontrolling interests of a subsidiary utilizing the purchase method of accounting (with $16,146,000, the amount paid to minority shareholders of Pulaski in excess of their interest in Pulaski, recorded as goodwill) and the immediately following mergers of the Company and Pulaski and Kearny Federal and PSB were recorded as a combination of entities under common control.

     Similarly, the purchase of minority interest shares was recorded as the acquisition of the noncontrolling interests of a subsidiary utilizing the purchase method of accounting (with $50,517,000, the amount paid to minority shareholders of West Essex in excess of their interest in West Essex, recorded as goodwill) and the immediately following mergers of the Company and West Essex and Kearny Federal and WESB were recorded as a combination of entities under common control.

Note 6.  Loans Receivable - page F-14
-------------------------------------

60. On page F-15, you state that there were no loans that were considered to be impaired, however your tabular disclosure regarding impaired loans and related amounts recorded in allowance for loan losses states that there is $256,000 and $229,000 in impaired loans as of June 30, 2004 and 2003 respectively. Please revise your disclosure to clarify what the balance of impaired loans is.

     The requested change has been made.

Note 10.  Goodwill and Other Intangible Assets - page F-18
----------------------------------------------------------

61. Please revise to disclose the method used for depreciating the core deposit intangible.

     The requested change has been made.

62. Please revise to disclose the gross carrying amount and accumulated amortization of the core deposit intangible. Refer to paragraph 45a of SFAS 142.

     The requested change has been made.

63. Please review to disclose the estimated aggregate amortization expense for each of the five succeeding fiscal years. Refer to paragraph 45c of SFAS 142.

     The requested change has been made.

MALIZIA SPIDI & FISCH, PC

William Friar, Esq.
Securities and Exchange Commission
October 27, 2004
Page 18

Note 12.  Advances from FHLB - page F-19
----------------------------------------

64. Please disclose any early call or redemption features of the advances from the FHLB. If none exists, disclose that fact.

     The requested change has been made.

Note 13.  Benefit Plans - page F-20
-----------------------------------

65. You state on page F-22 that the expected long-term rate of return on assets was not based on historical returns earned by equities and fixed income securities, adjusted to reflect expectations of future returns as applied to the Plan's target allocation of asset classes. Please revise the disclosure to state what the expected rate of return was based on and tell us how you determined that your methodology for selecting the rate was appropriate. Refer to paragraph 5.d.2 FASB 132(R).

     The inclusion of "not" was an error. This mistake has been corrected.

66. You state on page F-24 that Pulaski Savings Bank and West Essex Savings Bank both had incentive stock option plans. Please revise to include a description of the method used to value any stock options granted prior to the merger but which are included in your consolidated results of operations. Disclose the significant assumptions used in estimating the fair values of options, including the following weighted-average information: (1) risk-free interest rate, (2) expected life, (3) expected volatility, and (4) expected dividends for all options granted prior to the merger for the years presented.

     We added revised Note 13 to add disclosure explaining that stock options were accounted for using the intrinsic value method in accordance with Accounting Principles Board Opinion No. 25, "Accounting for Stock Issued to Employees" and that, accordingly, no expense was recognized as the exercise prices of all option grants were equal to the market value of the underlying stock on the grant dates.

67. If the awards were accounted for under the intrinsic value method of Opinion 25 for any period for which an income statement is presented, please revise your disclosure in the Summary of Significant Accounting Policies to include a tabular presentation of the following information for all periods presented: (1) Net income and basic and diluted earnings per share as reported (2) The stock-based employee compensation cost, net of related tax effects, included in the determination of net income as reported (3) The stock-based employee compensation cost, net of related tax effects, that would have been included in the determination of net income if the fair value based method had been applied to all awards (4) Pro forma net income as if the fair value based method had been applied

MALIZIA SPIDI & FISCH, PC

William Friar, Esq.
Securities and Exchange Commission
October 27, 2004
Page 19

     to all awards (5) Pro forma basic and diluted earnings per share as if the fair value based method had been applied to all awards. Refer to paragraphs 45-48 of SFAS 123.

     The Company does not find the presentation of the referenced items of SFAS 123 to be meaningful to the financial statements or to provide any useful information to prospective investors because all such options were cashed out at the time of the consummation of the mergers and there are currently no outstanding options. It would not be meaningful to present such information as it has no impact going forward. In addition, the Company believes the amount itself is immaterial to the Company's net income.

Note 14.  Regulatory Capital - page F-28
----------------------------------------

68. Please revise your reconciliation of GAAP capital to regulatory capital on page F-29 to reconcile GAAP capital as presented on the balance sheet to the capital amount used in determining the bank's compliance with regulatory capital ratio requirements.

     The requested change has been made.

Note 15.  Income Taxes - page F-31
----------------------------------

69. Tell us how you calculated your effective income tax rate. Please revise your disclosure to include all items considered in the calculation so as to be more transparent to the reader.

     The requested change has been made.

Note 18. Parent Only Financial Information
------------------------------------------
Statements of Cash Flows - page F-39
------------------------------------

70. Please supplementally tell us how you determined that the Other Items in the cash flows from operations qualifies to be reported as net. Refer to paragraph 11 of FASB 95.

     The parent only statement of cash flows has been revised. Other Items are now shown as gross.

Exhibit 5.1
-----------

71. Please state whether or not the shares are duly authorized and include the law of the jurisdiction under which you will issue your opinion.

     We have revised the opinion as requested.

MALIZIA SPIDI & FISCH, PC

William Friar, Esq.
Securities and Exchange Commission
October 27, 2004
Page 20


     We hope that the foregoing is responsive to the staff's comments. We request that the staff advise Sam Malizia or Tiffany Hasselman at (202) 434-4660 as soon as possible of any additional comments they may have. We will provide the staff with at least two business days' notice of the actual requested effective date.

                                      Sincerely,

                                      /s/ Samuel J. Malizia

                                      Samuel J. Malizia






Enclosures

cc: Timothy A. Geishecker, Esq. SEC - Mail Stop 0408 (Hand Deliver) Rebekah Moore, Staff Accountant, SEC-Mail Stop 0408 (Hand Deliver) Kevin Vaughn, Staff Accountant, SEC-Mail Stop 0408 (Hand Deliver) Mr. John N. Hopkins, President and Chief Executive Officer
         Mr. Barry Morgan, Radics & Co., LLC


Attachments
1.  OTS comment letters regarding merger - in connection with SEC Comment No. 59